UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s Prudential Core Short-Term Bond Fund, Prudential Core Ultra-Short Bond Fund and Prudential Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2018

Date of reporting period:	10/31/2017

Item 1. Schedule of Investments

Prudential Institutional Money Market Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 44.3%
Bank of America NA, 1 Month LIBOR + 0.110%	1.345	%(c)	02/01/18	68,000	$68,011,016
Bank of America NA, 1 Month LIBOR + 0.110%	1.348	%(c)	02/06/18	94,000	94,014,006
Bank of America NA, 1 Month LIBOR + 0.130%	1.362	%(c)	11/03/17	50,000	49,999,970
Bank of America NA, 1 Month LIBOR + 0.150%	1.388	%(c)	04/06/18	108,000	107,990,784
Bank of America NA, 1 Month LIBOR + 0.180%	1.417	%(c)	11/17/17	33,000	32,999,852
Bank of Montreal	1.300%		11/28/17	195,000	195,007,586
Bank of Montreal, 3 Month LIBOR + 0.260%	1.572	%(c)	02/08/18	125,000	125,116,125
Bank of Nova Scotia, 1 Month LIBOR + 0.180%	1.418	%(c)	06/19/18	175,000	174,989,675
Bank of Nova Scotia, 3 Month LIBOR + 0.380%	1.733	%(c)	07/17/18	26,970	26,973,760
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.210%		11/03/17	170,000	170,000,459
Bank of Tokyo-Mitsubishi UFJ Ltd., 1 Month LIBOR + 0.220%	1.459	%(c)	03/22/18	122,000	122,015,128
BNP Paribas SA	1.300%		11/01/17	157,000	157,000,550
BNP Paribas SA, 1 Month LIBOR + 0.210%	1.449	%(c)	03/15/18	150,000	150,055,950
BNP Paribas SA, 1 Month LIBOR + 0.260%	1.499	%(c)	06/22/18	81,000	81,026,082
Branch Banking & Trust Co.	1.170%		11/06/17	142,000	142,000,312
Canadian Imperial Bank of Commerce, 1 Month LIBOR + 0.110%	1.349	%(c)	01/16/18	100,000	100,018,600
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.210%	1.524	%(c)	02/16/18	65,000	65,028,275
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.250%	1.567	%(c)	09/13/18	3,000	2,999,737
Chase Bank USA NA, 3 Month LIBOR + 0.300%	1.643	%(c)	01/05/18	66,000	66,047,388
Citibank NA	1.270%		11/06/17	110,000	110,001,991
Citibank NA	1.350%		01/11/18	67,500	67,505,805
Citibank NA	1.400%		12/19/17	102,000	102,020,186
Citibank NA	1.400%		02/20/18	117,000	116,995,776
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.250%	1.561	%(c)	02/09/18	60,000	60,055,500
Credit Agricole Corporate & Investment Bank	1.290%		12/01/17	188,000	188,017,202
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.450%	1.762	%(c)	11/03/17	32,000	32,001,600
Credit Industriel ET Commercial, 1 Month LIBOR + 0.170%	1.408	%(c)	01/05/18	65,000	65,019,305
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.447	%(c)	05/08/18	78,000	77,997,816
DNB Bank ASA	1.160%		11/03/17	100,000	99,999,980
DNB Bank ASA	1.220%		12/06/17	58,000	58,001,560
HSBC Bank PLC, 144A, 1 Month LIBOR + 0.150%	1.389	%(c)	06/15/18	144,000	144,005,472
Mitsubishi UFJ Trust & Banking Corp., 1 Month LIBOR + 0.190%	1.428	%(c)	12/05/17	1,287	1,287,288
Mizuho Bank Ltd.	1.190%		11/01/17	175,000	175,000,000
Mizuho Bank Ltd., 1 Month LIBOR + 0.180%	1.419	%(c)	12/22/17	96,000	96,026,784
Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	1.435	%(c)	04/10/18	137,000	137,001,096
Natixis SA^	1.170%		11/07/17	150,000	150,000,000
Natixis SA	1.290%		12/05/17	240,000	240,023,448
Norinchukin Bank	1.250%		12/15/17	100,000	100,000,540
Norinchukin Bank	1.280%		11/01/17	85,000	85,000,179
Norinchukin Bank, 1 Month LIBOR + 0.160%	1.402	%(c)	11/30/17	2,323	2,323,400
Royal Bank of Canada, 1 Month LIBOR + 0.200%	1.439	%(c)	07/16/18	291,000	290,981,376
Royal Bank of Canada, 1 Month LIBOR + 0.260%	1.499	%(c)	12/20/17	68,000	68,026,044
Royal Bank of Canada, 1 Month LIBOR + 0.350%	1.585	%(c)	03/07/18	27,000	27,024,408
Societe Generale SA, 1 Month LIBOR + 0.100%	1.337	%(c)	11/17/17	2,000	2,000,152
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.140%	1.378	%(c)	01/12/18	65,500	65,509,039
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.180%	1.419	%(c)	01/16/18	111,000	111,023,865
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.200%	1.432	%(c)	01/25/18	150,000	150,037,200
Sumitomo Mitsui Trust Bank Ltd., 1 Month LIBOR + 0.180%	1.419	%(c)	12/22/17	96,000	96,020,640
Svenska Handelsbanken AB	1.270%		11/02/17	100,000	100,000,310
Svenska Handelsbanken AB, 1 Month LIBOR + 0.110%	1.348	%(c)	01/19/18	130,000	130,022,750
Svenska Handelsbanken AB, 1 Month LIBOR + 0.120%	1.359	%(c)	12/15/17	164,000	164,029,684
Svenska Handelsbanken AB, 1 Month LIBOR + 0.120%	1.359	%(c)	01/23/18	36,000	36,007,200
Swedbank AB	1.160%		11/01/17	200,000	200,000,040
Swedbank AB	1.160%		11/03/17	200,000	200,000,140
Toronto-Dominion Bank (The)	1.240%		11/27/17	98,000	98,001,803
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.270%	1.581	%(c)	02/02/18	50,000	50,046,650
UBS AG, 3 Month LIBOR + 0.350%	1.662	%(c)	02/08/18	50,000	50,055,150
UBS AG, 1 Month LIBOR + 0.500%	1.735	%(c)	11/02/17	6,000	6,000,192
US Bank NA, 1 Month LIBOR + 0.080%	1.319	%(c)	03/20/18	95,000	94,998,385

Wells Fargo Bank NA, 1 Month LIBOR + 0.200%	1.438	%(c)	07/13/18	81,000	81,006,237
Wells Fargo Bank NA, 1 Month LIBOR + 0.220%	1.455	%(c)	10/05/18	105,000	104,996,220
Wells Fargo Bank NA	1.550%		01/18/18	10,000	10,005,609
Wells Fargo Bank NA, 3 Month LIBOR + 0.300%	1.611	%(c)	02/02/18	65,000	65,065,715
Wells Fargo Bank NA, 3 Month LIBOR + 0.330%	1.705	%(c)	02/27/18	4,000	4,004,988

TOTAL CERTIFICATES OF DEPOSIT (cost $6,243,645,744)					6,244,443,980

COMMERCIAL PAPER — 35.7%
ABN AMRO Funding USA LLC, 144A	1.294	%(n)	12/15/17	56,000	55,910,053
ABN AMRO Funding USA LLC, 144A	1.314	%(n)	12/21/17	81,850	81,700,305
Province of Alberta, 144A	1.141	%(n)	11/14/17	45,000	44,980,591
Province of Alberta, 144A	1.151	%(n)	11/29/17	5,000	4,995,493
Province of Alberta, 144A	1.161	%(n)	11/27/17	16,000	15,986,584
Archer Daniels Midland, 144A	1.201	%(n)	11/13/17	36,200	36,185,125
Archer Daniels Midland, 144A	1.201	%(n)	11/14/17	36,000	35,984,056
Automatic Data Processing, Inc., 144A	1.120	%(n)	11/02/17	25,000	24,998,440
BASF SE, 144A	1.284	%(n)	12/20/17	40,000	39,935,000
Canadian Imperial Bank of Commerce, 144A, 1 Month LIBOR + 0.490%	1.725	%(c)	02/02/18	100,000	100,116,000
Cargill, Inc., 144A	1.130	%(n)	11/06/17	113,600	113,578,620
CDP Financial, Inc., 144A	1.253	%(n)	11/02/17	5,150	5,149,670
CDP Financial, Inc., 144A	1.254	%(n)	12/18/17	82,000	81,867,923
CDP Financial, Inc., 144A	1.315	%(n)	12/05/17	9,525	9,513,934
CDP Financial, Inc., 144A	1.430	%(n)	12/19/17	35,000	34,942,404
CDP Financial, Inc., 144A	1.461	%(n)	01/16/18	40,000	39,892,200
CDP Financial, Inc., 144A	1.532	%(n)	04/23/18	61,500	61,074,635
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.160%	1.399	%(c)	06/15/18	75,000	74,999,850
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.170%	1.405	%(c)	06/01/18	5,000	5,001,270
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.400%	1.639	%(c)	02/22/18	100,000	100,104,000
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.460%	1.695	%(c)	02/02/18	25,000	25,026,875
CPPIB Capital, Inc., 144A	1.151	%(n)	11/20/17	100,000	99,934,610
DNB Bank ASA, 144A	1.150	%(n)	11/07/17	100,000	99,977,440
Federation Des Caisses Desjardins, 144A	1.283	%(n)	12/18/17	20,000	19,966,346
Federation Des Caisses Desjardins, 144A	1.284	%(n)	12/08/17	68,000	67,910,424
Federation Des Caisses Desjardins, 144A	1.284	%(n)	12/13/17	25,000	24,962,585
Federation Des Caisses Desjardins, 144A	1.294	%(n)	11/14/17	47,000	46,978,267
Federation Des Caisses Desjardins, 144A	1.304	%(n)	11/01/17	100,000	99,996,740
Federation Des Caisses Desjardins, 144A	1.335	%(n)	01/03/18	100,000	99,768,530
GE Capital Treasury (US) LLC	1.212	%(n)	12/15/17	94,000	93,857,825
GE Capital Treasury (US) LLC	1.213	%(n)	12/12/17	71,000	70,900,600
General Electric Co.	1.202	%(n)	12/01/17	110,000	109,889,835
General Electric Co.	1.203	%(n)	12/05/17	110,000	109,874,127
GlaxoSmithKline LLC, 144A	1.171	%(n)	11/08/17	25,000	24,993,382
GlaxoSmithKline LLC, 144A	1.191	%(n)	11/20/17	84,000	83,943,670
GlaxoSmithKline LLC, 144A	1.201	%(n)	11/01/17	17,350	17,349,431
Hydro-Quebec, 144A	1.286	%(n)	12/29/17	15,000	14,971,754
Illinois Tool Works, Inc., 144A	1.141	%(n)	11/14/17	20,000	19,990,674
ING US Funding LLC	1.325	%(n)	12/01/17	220,000	219,763,016
ING US Funding LLC, 1 Month LIBOR + 0.150%	1.389	%(c)	11/13/17	30,000	30,002,370
ING US Funding LLC, 1 Month LIBOR + 0.150%	1.389	%(c)	11/15/17	85,000	85,007,650
ING US Funding LLC, 1 Month LIBOR + 0.190%	1.428	%(c)	07/20/18	72,000	71,995,248
International Business Machine, 144A	1.213	%(n)	12/18/17	40,000	39,939,308
International Finance Corp.	1.050	%(n)	11/01/17	20,000	20,000,000
Johns Hopkins University	1.200%		12/05/17	10,000	9,999,900
JPMorgan Securities LLC	1.251	%(n)	11/08/17	77,000	76,979,110
JPMorgan Securities LLC, 1 Month LIBOR + 0.150%	1.386	%(c)	12/13/17	28,000	28,005,908
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.140%	1.450	%(c)	06/12/18	55,000	55,033,660
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.180%	1.545	%(c)	10/19/18	129,000	129,111,585
KFW, 144A	1.350	%(n)	01/23/18	54,000	53,830,402

National Australia Bank Ltd., 144A, 3 Month LIBOR + 0.280%	1.594	%(c)	11/16/17	80,000	80,014,880
National Australia Bank Ltd., 144A, 3 Month LIBOR + 0.320%	1.637	%(c)	12/07/17	39,000	39,017,238
Nestle Capital Corp., 144A	1.171	%(n)	12/01/17	55,000	54,945,489
Nestle Finance International Ltd.	1.141	%(n)	11/06/17	30,000	29,994,369
Nestle Finance International Ltd.	1.141	%(n)	11/07/17	54,750	54,738,004
Nissan Motor Acceptance Corp., 144A	1.253	%(n)	12/01/17	20,000	19,975,854
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.120%	1.358	%(c)	01/05/18	31,000	31,006,386
Ontario Teachers’ Finance Trust, 144A	1.274	%(n)	12/05/17	4,000	3,995,120
Ontario Teachers’ Finance Trust, 144A	1.379	%(n)	02/09/18	25,000	24,903,770
Ontario Teachers’ Finance Trust, 144A	1.413	%(n)	11/28/17	34,000	33,967,023
Ontario Teachers’ Finance Trust, 144A	1.432	%(n)	03/09/18	30,000	29,846,919
Ontario Teachers’ Finance Trust, 144A	1.496	%(n)	04/19/18	25,000	24,824,688
Philip Morris International, Inc., 144A	1.211	%(n)	11/10/17	50,000	49,983,695
Philip Morris International, Inc., 144A	1.231	%(n)	11/06/17	25,950	25,944,945
PSP Capital, Inc., 144A	1.183	%(n)	12/14/17	25,000	24,963,210
PSP Capital, Inc., 144A	1.203	%(n)	12/18/17	35,000	34,943,625
PSP Capital, Inc., 144A, 1 Month LIBOR + 0.100%	1.339	%(c)	01/19/18	50,000	50,011,300
Province of Quebec, 144A	1.213	%(n)	11/14/17	25,000	24,989,218
Royal Bank of Canada	1.191	%(n)	11/01/17	68,000	67,997,708
Sanofi SA, 144A	1.223	%(n)	12/18/17	119,000	118,819,441
Sanofi SA, 144A	1.223	%(n)	12/20/17	40,000	39,936,668
Skandinaviska Enskilda Banken, 144A	1.284	%(n)	12/22/17	75,700	75,568,895
Societe Generale SA, 144A	1.307	%(n)	12/01/17	200,000	199,781,100
Societe Generale SA, 144A	1.449	%(n)	01/31/18	157,000	156,441,096
Texas A&M University	1.250%		11/09/17	23,600	23,599,528
Toronto-Dominion Bank (The), 144A	1.170	%(n)	11/02/17	25,000	24,998,382
Total Capital Canada Ltd., 144A	1.151	%(n)	11/15/17	87,000	86,957,587
Toyota Credit Canada, Inc.	1.471	%(n)	02/26/18	19,000	18,918,042
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.170%	1.396	%(c)	03/12/18	40,000	40,016,480
Toyota Motor Credit Corp., 3 Month LIBOR + 0.100%	1.416	%(c)	06/01/18	35,000	35,012,250
Toyota Motor Credit Corp., 1 Month LIBOR + 0.130%	1.365	%(c)	02/01/18	66,000	66,014,916
Toyota Motor Credit Corp., 1 Month LIBOR + 0.130%	1.368	%(c)	01/30/18	50,000	50,011,050
Toyota Motor Credit Corp., 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	23,000	23,003,036
Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	27,000	27,003,564
UBS AG, 144A, 1 Month LIBOR + 0.300%	1.539	%(c)	06/20/18	158,000	158,054,510
University of Texas Permanent Univ. Fund	1.170%		11/17/17	10,000	10,000,000
University of Texas Permanent Univ. Fund	1.170%		11/20/17	10,000	9,999,900
University of Texas Permanent Univ. Fund	1.200%		12/05/17	5,000	4,999,950
University of Texas System Board of Regents Revenue Financing	1.210%		12/12/17	10,000	9,999,900
Wal-Mart Stores, Inc., 144A	1.121	%(n)	11/13/17	48,700	48,680,340
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.410%	1.649	%(c)	02/15/18	126,000	126,125,370
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.440%	1.678	%(c)	02/09/18	34,000	34,036,346
Yale University	1.180	%(n)	11/01/17	10,000	9,999,697
Yale University	1.202	%(n)	12/05/17	10,000	9,989,063

TOTAL COMMERCIAL PAPER (cost $5,030,158,559)					5,030,907,977

CORPORATE BONDS — 1.9%
Automobile Manufacturers — 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.080%, MTN	1.394	%(c)	05/17/18	67,000	67,028,341

					67,028,341

Banks — 0.5%
HSBC USA, Inc., Sr. Unsec’d. Notes	1.625%		01/16/18	17,000	17,001,393
UBS AG, Sr. Unsec’d. Notes	5.875%		12/20/17	31,186	31,368,814
Wells Fargo Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%	2.103	%(c)	01/22/18	30,000	30,044,105

					78,414,312

Food & Beverage — 0.8%
Pepsico, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.350	%(c)	10/15/18	108,000	107,996,348

					107,996,348

Telecommunications — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	1.630	%(c)	06/15/18	20,000	20,039,168

					20,039,168

TOTAL CORPORATE BONDS (cost $273,463,248)					273,478,169

MUNICIPAL BONDS — 0.5%
New York — 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 08/01/17)	1.200	%(cc)	11/15/32	28,035	28,035,000

Texas — 0.3%
University of Texas Permanent Univ. Fund Syst., Rev., Ser. B, FRDD (Mandatory put date 08/07/17)	1.120	%(cc)	08/01/45	47,750	47,750,000

TOTAL MUNICIPAL BONDS (cost $75,785,000)					75,785,000

REPURCHASE AGREEMENTS(m) — 10.1%
Amherst Pierpont Securities LLC 1.12%, dated 10/30/17, due 11/06/17 in the amount of $90,019,600				90,000	90,000,000
1.12%, dated 10/31/17, due 11/07/17 in the amount of $100,021,778				100,000	100,000,000
1.13%, dated 10/31/17, due 11/01/17 in the amount of $150,004,708				150,000	150,000,000
BNP Paribas Securities Corp. 1.05%, dated 10/31/17, due 11/01/17 in the amount of $44,295,292				44,294	44,294,000
Cantor Fitzgerald 1.08%, dated 10/31/17, due 11/01/17 in the amount of $150,004,500				150,000	150,000,000
Credit Agricole Corporate & Investment Bank 1.03%, dated 10/30/17, due 11/06/17 in the amount of $175,035,049				175,000	174,998,967
1.04%, dated 10/25/17, due 11/01/17 in the amount of $125,025,278				125,000	124,999,963
1.05%, dated 10/31/17, due 11/01/17 in the amount of $120,003,500				120,000	120,000,000
Deutsche Bank Securities 1.06%, dated 10/31/17, due 11/01/17 in the amount of $225,006,625				225,000	225,000,000
TD Securities (USA) LLC 1.06%, dated 10/31/17, due 11/01/17 in the amount of $250,007,361				250,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,429,294,000)					1,429,292,930

TIME DEPOSITS — 5.2%
ABN AMRO Bank NV	1.200%		11/02/17	150,000	150,000,000
Branch Banking & Trust Co.	1.030%		11/01/17	175,000	175,000,000
Credit Agricole Corporate & Investment Bank	1.070%		11/01/17	202,589	202,589,000
Northern Trust Co (The)	1.030%		11/01/17	125,000	125,000,000
Toronto-Dominion Bank (The)	1.050%		11/01/17	75,000	75,000,000

TOTAL TIME DEPOSITS (cost $727,589,000)					727,589,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank	1.032	%(n)	11/03/17	129,000	128,992,776
Federal Home Loan Bank	1.041	%(n)	11/15/17	32,000	31,987,424
Federal Home Loan Bank	1.046	%(n)	12/20/17	56,000	55,920,704

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $216,900,112)					216,900,904

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills	1.105	%(s)	01/02/18	45,000	44,919,400
U.S. Treasury Bills	1.113	%(s)	01/25/18	73,000	72,812,126

TOTAL U.S. TREASURY OBLIGATIONS (cost $117,723,352)					117,731,526

TOTAL INVESTMENTS — 100.0% (cost $14,114,559,015)					14,116,129,486
Liabilities in excess of other assets — 0.0%					(5,254,752)

NET ASSETS — 100.0%					$14,110,874,734

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $150,000,000 and 1.1% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(n)	Rate quoted represents yield to maturity as of purchase date.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.000%-8.000%, maturity dates 06/01/23-10/20/47), FICO (coupon rates 0.000%-9.400%, maturity dates 02/08/18-04/05/19), FNMA (coupon rates 2.500%-7.000%, maturity dates 06/01/22-10/01/47), GNMA (coupon rates 4.000%-7.000%, maturity dates 01/20/39-05/15/47), and U.S. Treasury Securities (coupon rate 0.000%-5.50%, maturity dates 04/15/18-08/15/46), with the aggregate value, including accrued interest, of $1,457,931,812.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,094,443,980	$150,000,000
Commercial Paper	—	5,030,907,977	—
Corporate Bonds	—	273,478,169	—
Municipal Bonds	—	75,785,000	—
Repurchase Agreements	—	1,429,292,930	—
Time Deposits	—	727,589,000	—
U.S. Government Agency Obligations	—	216,900,904	—
U.S. Treasury Obligations	—	117,731,526	—

Total	$—	$13,966,129,486	$150,000,000

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Certificates of deposit
Balance as of 1/31/2017	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Exchanges/Issuances	150,000,000
Sales/Paydowns	—
Accrued discounts/premiums	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 10/31/2017	150,000,000

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2017	Valuation Methodology	Unobservable Inputs
Certificates of Deposit	$150,000,000	Pricing at Cost	Unadjusted Purchase Price

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 73.0%
ASSET-BACKED SECURITIES — 20.3%
Automobiles — 3.3%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	612	$611,937
Ally Master Owner Trust, Series 2017-3, Class A1, 1 Month LIBOR + 0.430%	1.669	%(c)	06/15/22	6,600	6,608,471
Bank Of The West Auto Trust, Series 2017-1, Class A2, 144A	1.780%		02/15/21	1,200	1,199,364
Bank Of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	1,000	999,820
CarMax Auto Owner Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.530%	1.769	%(c)	04/15/19	495	495,534
CarMax Auto Owner Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.470%	1.709	%(c)	06/17/19	602	602,816
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	5,819	5,813,579
Carmax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	2,300	2,299,973
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,800	2,817,882
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	1.587	%(c)	09/15/22	7,500	7,521,003
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.600%	1.839	%(c)	07/20/18	622	622,246
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.500%	1.739	%(c)	10/22/18	1,868	1,869,591
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	1.599	%(c)	02/20/19	3,353	3,354,547
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2b, 1 Month LIBOR + 0.300%	1.539	%(c)	01/21/20	2,900	2,904,146
GM Financial Automobile Leasing Trust, Series 2017-3, Class A2b, 1 Month LIBOR + 0.240%	1.479	%(c)	01/21/20	3,100	3,101,742
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A2, 144A, 1 Month LIBOR + 0.430%	1.669	%(c)	07/15/22	9,000	9,011,874
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 0.420%	1.659	%(c)	11/15/18	1,475	1,475,643
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A, 1 Month LIBOR + 0.300%	1.539	%(c)	07/15/19	3,041	3,043,361
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.560%	1.799	%(c)	07/16/18	729	728,982
Nissan Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.380%	1.619	%(c)	08/15/18	1,515	1,515,763
Nissan Auto Lease Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	1.519	%(c)	12/17/18	3,312	3,313,620
Nissan Auto Lease Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.200%	1.439	%(c)	09/16/19	8,800	8,807,021
Nissan Auto Lease Trust, Series 2017-b, Class A2b, 1 Month LIBOR + 0.210%	1.449	%(c)	12/16/19	6,000	6,001,180
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	1.669	%(c)	04/18/22	20,000	20,088,088
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	960	960,271
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	2,006	2,005,215

World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.410%	1.649	%(c)	02/15/19	3,923	3,927,427

					101,701,096

Credit Cards — 8.1%
American Express Credit Account Master Trust, Series 2013-1, Class A, 1 Month LIBOR + 0.420%	1.659	%(c)	02/16/21	38,600	38,708,813

American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.609	%(c)	12/15/21	10,000	10,047,807
Bank of America Credit Card Trust, Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	1.619	%(c)	06/15/21	15,129	15,189,952
Bank of America Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.629	%(c)	10/15/21	14,400	14,466,116
Chase Issuance Trust, Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	1.519	%(c)	04/15/20	3,725	3,729,502
Chase Issuance Trust, Series 2013-A6, Class A6, 1 Month LIBOR + 0.420%	1.659	%(c)	07/15/20	28,000	28,074,253
Chase Issuance Trust, Series 2015-A1, Class A1, 1 Month LIBOR + 0.320%	1.559	%(c)	02/18/20	19,000	19,016,912
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.539	%(c)	01/18/22	13,400	13,459,722
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 1 Month LIBOR + 0.280%	1.518	%(c)	05/26/20	20,500	20,530,606
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4, 1 Month LIBOR + 0.420%	1.658	%(c)	07/24/20	10,000	10,027,486
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	1.669	%(c)	07/15/21	27,100	27,221,945
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,479,106
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1 Month LIBOR + 0.350%	1.589	%(c)	08/17/20	24,000	24,021,581
Discover Card Execution Note Trust, Series 2016-A2, Class A2, 1 Month LIBOR + 0.540%	1.779	%(c)	09/15/21	1,700	1,710,321
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.499	%(c)	08/16/21	9,000	9,024,908

					252,709,030

Home Equity Loans — 6.0%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	390	389,333
ABFC Trust, Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.680%	1.918	%(c)	04/25/33	821	794,932
ABFC Trust, Series 2004-HE1, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	03/25/34	806	804,914
ABFC Trust, Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	2.488	%(c)	06/25/34	6,024	6,057,036
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	1.938	%(c)	01/25/35	1,418	1,423,798
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 1 Month LIBOR + 2.550%	3.788	%(c)	11/25/33	84	84,137
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	12/25/33	1,925	1,903,641
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.018	%(c)	04/25/34	3,751	3,748,171
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	2.588	%(c)	02/25/33	5,960	5,886,895
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	1.978	%(c)	12/25/33	292	287,497
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	2.363	%(c)	01/25/34	321	320,268
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	10/25/33	2,098	2,060,285

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2, 1 Month LIBOR + 0.680%	1.918	%(c)	09/25/33	209	207,387
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4	4.128	%(cc)	09/25/33	1,000	936,609
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W3, Class M2, 1 Month LIBOR + 2.700%	3.938	%(c)	09/25/33	11,230	11,078,134
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	10/25/33	2,760	2,714,533
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	10/25/33	32	31,994
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	04/25/34	198	198,193
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2, 1 Month LIBOR + 0.900%	2.138	%(c)	05/25/34	397	388,146
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.063	%(c)	05/25/34	407	405,779
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1, 1 Month LIBOR + 0.825%	2.063	%(c)	05/25/34	14,164	14,294,397
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	2.198	%(c)	05/25/34	82	82,540
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	1.918	%(c)	11/25/33	193	186,407
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.825%	2.063	%(c)	04/25/34	240	238,437
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.048	%(c)	06/25/34	289	287,876
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	2.213	%(c)	12/25/34	1,216	1,214,532
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	08/25/34	4,738	4,728,251
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1, 1 Month LIBOR + 1.230%	2.468	%(c)	06/25/43	622	613,913
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	03/25/34	4,012	4,008,140
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	11/25/33	2,700	2,670,311
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	2.213	%(c)	03/25/34	942	925,911
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1, 1 Month LIBOR + 1.095%	2.333	%(c)	03/25/32	1,514	1,505,171
Conseco Finance Corp., Series 2001-C, Class M1, 1 Month LIBOR + 0.700%	1.939	%(c)	08/15/33	199	199,227
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2, 1 Month LIBOR + 2.850%	4.088	%(c)	12/25/32	85	84,316
Home Equity Asset Trust, Series 2002-3, Class M1, 1 Month LIBOR + 1.350%	2.588	%(c)	02/25/33	665	654,331
Home Equity Asset Trust, Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	2.738	%(c)	03/25/33	565	561,287

Home Equity Asset Trust, Series 2003-2, Class M1, 1 Month LIBOR + 1.320%	2.558	%(c)	08/25/33	1,171	1,184,487
Home Equity Asset Trust, Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	2.528	%(c)	08/25/33	1,275	1,256,479
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	10/25/33	6,262	6,167,814
Home Equity Asset Trust, Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	2.318	%(c)	04/25/34	488	491,544
HSBC Home Equity Loan Trust, Series 2007-3, Class M2, 1 Month LIBOR + 2.500%	3.739	%(c)	11/20/36	3,500	3,547,417
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	1.938	%(c)	09/25/34	806	801,208
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	1.938	%(c)	09/25/34	170	166,929
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.063	%(c)	10/25/34	1,967	1,973,453
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%	2.038	%(c)	08/25/35	51	45,959
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	08/25/35	621	624,391
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1, 1 Month LIBOR + 1.500%	2.738	%(c)	11/25/32	423	420,524
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	05/25/33	1,608	1,594,345
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.258	%(c)	10/25/33	275	272,336
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1, 1 Month LIBOR + 1.275%	2.513	%(c)	04/25/33	2,899	2,878,530
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3, 1 Month LIBOR + 3.450%	4.688	%(c)	04/25/33	88	84,805
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	09/25/33	1,364	1,352,679
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2, 1 Month LIBOR + 2.625%	3.863	%(c)	09/25/33	100	96,869
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	1.978	%(c)	01/25/34	1,253	1,244,010
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.183	%(c)	06/25/34	889	889,500
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	08/25/34	3,607	3,602,218
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	2.198	%(c)	09/25/34	19,810	19,726,917
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	2.588	%(c)	03/25/33	568	565,938
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1, 1 Month LIBOR + 1.125%	2.363	%(c)	05/25/32	341	342,254
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2, 1 Month LIBOR + 3.000%	4.238	%(c)	02/25/33	35	34,138
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	2.648	%(c)	10/25/32	537	534,484
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2, 1 Month LIBOR + 2.400%	3.638	%(c)	10/25/32	51	47,527
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.363	%(c)	10/25/33	3,882	3,797,419
New Century Home Equity Loan Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	2.318	%(c)	01/25/34	6,273	6,413,267
New Century Home Equity Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.123	%(c)	05/25/34	4,670	4,633,190

New Century Home Equity Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.168	%(c)	11/25/34	12,150	12,122,944
New Century Home Equity Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.003	%(c)	02/25/35	12,735	12,619,486
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	01/25/34	1,509	1,496,606
Option One Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.033	%(c)	05/25/34	3,630	3,624,575
Renaissance Home Equity Loan Trust, Series 2003-1, Class A, 1 Month LIBOR + 0.860%	2.098	%(c)	06/25/33	294	283,362
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.480	%(cc)	02/25/34	2,895	2,959,687
Residential Asset Securities Corp. Trust, Series 2004-KS5, Class AI5	4.967	%(cc)	06/25/34	9,053	9,213,163
Saxon Asset Securities Trust, Series 2001-2, Class M1, 1 Month LIBOR + 0.795%	2.032	%(c)	03/25/31	443	373,272
Saxon Asset Securities Trust, Series 2001-3, Class M1, 1 Month LIBOR + 1.170%	2.408	%(c)	07/25/31	38	37,516
Saxon Asset Securities Trust, Series 2003-3, Class M2, 1 Month LIBOR + 2.400%	3.638	%(c)	12/25/33	79	72,544
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.018	%(c)	02/25/34	3,664	3,689,633
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.003	%(c)	02/25/35	1,736	1,701,494
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B, 1 Month LIBOR + 0.840%	2.078	%(c)	10/25/34	19	18,620

					184,980,262

Residential Mortgage-Backed Securities — 2.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1, 1 Month LIBOR + 0.870%	2.108	%(c)	07/25/34	695	696,213
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	1.568	%(c)	01/25/36	64	63,779
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	4.450	%(cc)	11/25/35	6	5,770
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.450	%(cc)	11/25/35	1,808	1,837,445
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1 Month LIBOR + 1.800%	3.038	%(c)	07/25/32	80	79,006
Chase Funding Trust, Series 2002-2, Class 2A1, 1 Month LIBOR + 0.500%	1.738	%(c)	05/25/32	404	378,032
Chase Funding Trust, Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%	1.898	%(c)	11/25/32	561	541,993
Chase Funding Trust, Series 2003-2, Class 2A2, 1 Month LIBOR + 0.560%	1.798	%(c)	02/25/33	406	380,565
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1, 1 Month LIBOR + 1.125%	2.363	%(c)	03/25/32	7	7,001
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A, 1 Month LIBOR + 0.500%	1.740	%(c)	08/26/33	425	391,570
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	07/25/33	255	253,791
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	1.988	%(c)	03/25/34	630	633,090
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1, 1 Month LIBOR + 0.945%	2.183	%(c)	11/25/34	2,581	2,516,909

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	2.258	%(c)	11/25/33	795	774,882
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB3, Class M1, 1 Month LIBOR + 0.780%	2.018	%(c)	03/25/34	407	404,492
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	%(cc)	08/25/33	111	111,307
Finance America Mortgage Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.870%	2.108	%(c)	11/25/34	8,617	8,721,733
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, 1 Month LIBOR + 0.720%	1.958	%(c)	08/25/34	262	255,339
Fremont Home Loan Trust, Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.288	%(c)	12/25/33	412	403,968
Fremont Home Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	1.913	%(c)	02/25/34	1,859	1,865,622
Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.093	%(c)	07/25/34	853	848,368
Fremont Home Loan Trust, Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.108	%(c)	05/25/34	4,854	4,847,534
Fremont Home Loan Trust, Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	2.213	%(c)	08/25/34	4,411	4,415,447
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C, 1 Month LIBOR + 0.720%	1.958	%(c)	10/25/35	240	239,835
GSAMP Trust, Series 2003-FM1, Class M2, 1 Month LIBOR + 2.775%	4.014	%(c)	03/20/33	64	63,089
GSAMP Trust, Series 2004-FM1, Class M2, 1 Month LIBOR + 2.100%	3.338	%(c)	11/25/33	31	31,579
GSAMP Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.825%	2.063	%(c)	03/25/34	2,300	2,266,994
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4, 1 Month LIBOR + 0.250%	1.488	%(c)	03/25/36	1,400	1,318,017
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1, 1 Month LIBOR + 1.125%	2.363	%(c)	07/25/33	1,219	1,173,590
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.020%	2.258	%(c)	08/25/33	1,214	1,195,400
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	1.988	%(c)	02/25/34	15,274	15,219,402
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.033	%(c)	06/25/34	4,320	4,277,309
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.093	%(c)	07/25/34	3,702	3,688,012
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.850%	4.088	%(c)	02/25/34	237	236,087
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 1.650%	2.888	%(c)	10/25/34	1,237	1,230,954
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	05/25/34	573	569,096
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.470	%(cc)	09/25/34	812	821,164
Quest Trust, Series 2006-X2, Class A2, 144A, 1 Month LIBOR + 0.290%	1.528	%(c)	08/25/36	4,505	3,693,192
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.496	%(cc)	08/25/35	1,701	1,717,004
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	01/25/34	190	189,669
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1, 1 Month LIBOR + 0.975%	2.213	%(c)	08/25/34	4,218	4,089,245
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B, 1 Month LIBOR + 0.800%	2.038	%(c)	10/25/35	786	766,730

Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 1 Month LIBOR + 0.680%	1.918	%(c)	01/25/33	156	153,435
Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 1 Month LIBOR + 0.705%	1.943	%(c)	03/25/34	11,817	11,694,134
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A, 1 Month LIBOR + 0.200%	1.438	%(c)	12/25/35	143	143,182

					85,210,975

Student Loans — 0.2%
Navient Student Loan Trust, Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	1.988	%(c)	06/25/65	903	905,719
Navient Student Loan Trust, Series 2016-3A, Class A1, 144A, 1 Month LIBOR + 0.600%	1.838	%(c)	06/25/65	1,301	1,303,565
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A, 1 Month LIBOR + 0.480%	1.718	%(c)	03/25/66	1,670	1,672,831
Navient Student Loan Trust, Series 2017-1A, Class A1, 144A, 1 Month LIBOR + 0.400%	1.638	%(c)	07/26/66	3,184	3,188,265

					7,070,380

TOTAL ASSET-BACKED SECURITIES (cost $589,778,962)					631,671,743

CERTIFICATES OF DEPOSIT — 1.5%
Svenska Handelsbanken (Sweden), 3 Month LIBOR + 0.400%	1.709	%(c)	02/12/19	25,000	24,996,805
American Express Centurion Bank	1.650%		09/19/19	20,000	19,935,820

TOTAL CERTIFICATES OF DEPOSIT (cost $44,944,753)					44,932,625

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.0%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.254	%(cc)	02/10/51	11,469	11,479,743
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	17,851	17,862,887
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A2	3.161%		09/10/46	8,588	8,663,649
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2	2.962%		11/10/46	10,000	10,088,858
Cold Storage Trust, Series 2017-ICE3, Class A, 144A, 1 Month LIBOR + 1.000%	2.234	%(c)	04/15/36	45,000	45,179,712
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.031	%(cc)	12/10/49	4,814	4,812,443
Commercial Mortgage Trust, Series 2013-LC6, Class A2	1.906%		01/10/46	1,190	1,189,459
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	3,201	3,234,437
Commercial Mortgage Trust, Series 2014-FL5, Class A, 144A, 1 Month LIBOR + 1.370%	2.609	%(c)	10/15/31	10,364	10,401,383
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	13,050	13,191,048
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,170	2,195,613
Commercial Mortgage Trust, Series 2014-ubs5, Class A2	3.031%		09/10/47	5,250	5,324,796
Commercial Mortgage Trust, Series 2015-CR25, Class A2	3.104%		08/10/48	8,561	8,747,333
GE Business Loan Trust, Series 2006-2A, Class A, 144A, 1 Month LIBOR + 0.180%	1.419	%(c)	11/15/34	2,235	2,165,581
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(cc)	12/10/49	1,778	1,775,685

Hyatt Hotel Portfolio Trust, Series 2017-hyt2, Class A, 144A, 1 Month LIBOR + 0.658%	1.897	%(c)	08/09/20	20,000	19,971,040
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	152	151,996
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2	2.872%		07/15/47	8,644	8,751,963
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class A, 144A, 1 Month LIBOR + 1.400%	2.639	%(c)	11/15/31	10,278	10,280,788
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A, 1 Month LIBOR + 1.450%	2.689	%(c)	08/15/27	21,170	21,169,973
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 144A, 1 Month LIBOR + 1.500%	2.739	%(c)	10/15/34	20,000	20,075,038
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-FLRR, Class AFL, 144A, 1 Month LIBOR + 1.450%	2.689	%(c)	01/15/33	18,744	18,748,108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class A, 144A, 1 Month LIBOR + 1.450%	2.677	%(c)	10/15/33	17,300	17,370,321
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-fl11, Class A, 144A, 1 Month LIBOR + 0.850%	2.090	%(c)	10/15/32	20,000	20,000,512
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,062,965
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A, 1 Month LIBOR + 0.650%	1.884	%(c)	11/15/45	433	434,639
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,130,830
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 144A	2.417%		03/10/50	9,512	9,509,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2	2.916%		02/15/47	988	999,088
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	5,000	5,098,488
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4	3.244%		03/15/45	2,150	2,215,401
SCG Trust, Series 2013-SRP1, Class A, 144A, 1 Month LIBOR + 1.650%	2.889	%(c)	11/15/26	14,883	14,733,776
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	2.459	%(c)	11/15/27	24,820	24,837,224
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.525%		05/10/63	43,642	45,487,164
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A3	2.728%		08/10/49	2,451	2,495,392
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,145,391
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	1.989	%(c)	03/15/47	3,000	3,013,019

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $434,886,918)					432,995,217

CORPORATE BONDS — 37.2%
Aerospace & Defense — 0.9%
United Technologies Corp., Jr. Sub. Notes	1.778	%(cc)	05/04/18	27,355	27,351,077

Auto Manufacturers — 3.8%
American Honda Finance Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.340%, MTN	1.649	%(c)	02/14/20	26,000	26,090,437

BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.500%		04/11/19	24,000	23,899,625
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.250%	1.562	%(c)	11/05/18	9,000	9,005,736
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	1.842	%(c)	05/05/20	15,000	15,060,836
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%		01/09/18	5,619	5,624,282
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	1,000	1,001,400
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250%		01/15/19	7,000	7,010,964
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.080%, MTN	1.394	%(c)	05/17/18	10,000	10,004,230
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%, MTN	2.136	%(c)	02/19/19	20,000	20,189,961

					117,887,471

Banks — 13.6%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	1.994	%(c)	01/18/19	25,000	25,130,925
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,000	30,729,164
Bank Of Montreal (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%, MTN	1.567	%(c)	09/11/19	25,000	24,983,812
Capital One NA, Sr. Unsec’d. Notes	1.850%		09/13/19	24,500	24,346,668
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.017	%(c)	11/24/17	30,000	30,011,260
Cooperatieve Rabobank, Sr. Unsec’d. Notes	1.700%		03/19/18	13,000	13,007,653
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	2.407	%(c)	04/25/19	25,000	25,266,007
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	15,025	15,162,479
Hsbc Usa, Inc., Sr. Unsec’d. Notes	1.625%		01/16/18	25,180	25,182,064
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	10,000	10,042,277
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.510%, MTN	1.825	%(c)	05/22/20	40,000	40,184,822
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.840% (original cost $16,000,000; purchased 09/09/15)(f)	2.161	%(c)	09/17/18	16,000	16,108,962
PNC Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	1.676	%(c)	05/19/20	25,000	25,090,000
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%, GMTN	1.696	%(c)	03/02/20	30,000	30,076,921
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.480%	2.799	%(c)	03/14/19	25,000	25,422,639
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	10,000	10,011,112
US Bank NA, Sr. Unsec’d. Notes	1.450%		01/29/18	14,000	14,000,103
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	15,000	15,153,037
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	1.500%		01/16/18	3,965	3,965,201
Wells Fargo Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%, MTN	2.103	%(c)	01/22/18	16,700	16,724,552

					420,599,658

Beverages — 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	1.905	%(c)	02/22/19	10,000	10,076,246

Biotechnology — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	1.629	%(c)	05/10/19	30,000	30,101,040
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	20,000	20,004,213

Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	12,014,823

					62,120,076

Commercial Services — 0.8%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.115	%(c)	05/22/19	25,500	25,529,429

Computers — 2.8%
Apple, Inc., Sr. Unsec’d. Notes	1.500%		09/12/19	25,000	24,920,245
Apple, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%	2.134	%(c)	02/22/19	10,000	10,107,718
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19	28,000	27,964,866
IBM Credit LLC, Sr. Unsec’d. Notes	1.625%		09/06/19	25,000	24,909,200

					87,902,029

Cosmetics/Personal Care — 0.6%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800%		05/05/20	20,000	19,951,090

Diversified Financial Services — 0.5%
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	1.905	%(c)	05/22/18	12,239	12,271,726
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	3.000%		05/25/10	50,000	2,950,000

					15,221,726

Electric — 1.2%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	17,572	17,671,822
Georgia Power Co., Sr. Unsec’d. Notes	2.000%		03/30/20	20,000	20,030,629

					37,702,451

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	1.967	%(c)	12/08/17	25,000	25,011,767

Insurance — 0.5%
Berkshire Hathaway Finance Corp., Gtd. Notes, 3 Month LIBOR + 0.550%	1.867	%(c)	03/07/18	15,000	15,029,174

Machinery-Construction & Mining — 0.8%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.290%, GMTN	1.607	%(c)	09/04/20	14,000	14,044,496
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%, GMTN	2.014	%(c)	02/23/18	10,000	10,022,359

					24,066,855

Media — 0.7%
Walt Disney Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.130%, MTN	1.446	%(c)	03/04/20	23,000	22,996,047

Miscellaneous Manufacturing — 1.6%
Eaton Corp., Gtd. Notes	1.500%		11/02/17	25,000	25,000,000
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	1.661	%(c)	03/16/20	25,000	25,087,725

					50,087,725

Oil & Gas — 1.6%
BP Capital Markets America, Inc., Gtd. Notes	4.200%		06/15/18	10,600	10,760,207
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	1.526	%(c)	03/03/20	24,000	24,089,249
Shell International Finance BV (Netherlands), Gtd. Notes	1.250%		11/10/17	14,700	14,699,853

					49,549,309

Oil & Gas Services — 1.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900%		12/21/17	30,000	30,009,217

Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800%		05/14/18	31,810	31,829,746
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600%		02/27/19	16,800	16,767,377

					48,597,123

Retail — 1.0%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	1.919	%(c)	09/14/18	5,000	5,024,057
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100%		12/07/18	26,093	26,212,281

					31,236,338

Semiconductors — 0.8%
Qualcomm, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	1.676	%(c)	05/20/19	25,000	25,090,250

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	1.750%		01/15/18	9,128	9,130,444

TOTAL CORPORATE BONDS (cost $1,186,449,283)					1,155,145,502

TOTAL LONG-TERM INVESTMENTS (cost $2,256,059,916)					2,264,745,087

SHORT-TERM INVESTMENTS — 28.2%

				Shares
AFFILIATED MUTUAL FUND — 2.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $82,955,982)(w)				82,955,982	82,955,982

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 4.5%
Canadian Imperial Bank of Commerce	1.597%		05/23/18	25,000	25,037,825
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.447	%(c)	05/08/18	25,000	24,999,300
Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	1.435	%(c)	04/10/18	5,250	5,250,042
Mizuho Bank Ltd., 1 Month LIBOR + 0.250%	1.482	%(c)	11/03/17	25,000	25,000,675
Royal Bank of Canada, 3 Month LIBOR + 0.130%	1.484	%(c)	07/18/18	10,000	9,994,130
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.190%	1.428	%(c)	01/19/18	25,000	25,005,825
UBS AG, 1 Month LIBOR + 0.500%	1.735	%(c)	11/02/17	25,000	25,000,800

TOTAL CERTIFICATES OF DEPOSIT (cost $140,250,875)					140,288,597

COMMERCIAL PAPER — 19.9%
Agrium, Inc., 144A	1.503	%(n)	11/17/17	9,000	8,994,080
Agrium, Inc., 144A	1.534	%(n)	12/04/17	5,000	4,993,356
Agrium, Inc., 144A	1.565	%(n)	12/05/17	2,000	1,997,262
Agrium, Inc., 144A	1.576	%(n)	11/20/17	2,000	1,998,448
Agrium, Inc., 144A	1.586	%(n)	11/14/17	3,500	3,498,111
Agrium, Inc., 144A	1.586	%(n)	11/06/17	7,000	6,998,404
ASSA ABLOY Financial Services AB, 144A	1.503	%(n)	11/20/17	6,000	5,995,357
AutoZone, Inc., 144A	1.461	%(n)	11/13/17	6,000	5,996,999
Bell Canada, Inc., 144A	1.483	%(n)	12/06/17	5,000	4,992,620

Bell Canada, Inc., 144A	1.483	%(n)	12/11/17	5,000	4,991,567
Bell Canada, Inc., 144A	1.493	%(n)	12/12/17	25,000	24,956,775
Carnival Corp., 144A	1.482	%(n)	12/07/17	3,000	2,995,646
Carnival Corp., 144A	1.482	%(n)	12/11/17	8,000	7,987,080
CBS Corp., 144A	1.483	%(n)	12/04/17	7,000	6,990,698
CBS Corp., 144A	1.483	%(n)	12/08/17	16,000	15,976,136
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.410%	1.649	%(c)	02/16/18	15,000	15,015,555
Electricite de France SA, 144A	1.430	%(n)	11/06/17	12,000	11,997,264
EOG Resources, Inc., 144A	1.461	%(n)	11/20/17	11,000	10,991,463
ERAC USA Finance LLC, 144A	1.482	%(n)	11/08/17	16,000	15,995,122
Exelon Generation Co. LLC, 144A	1.503	%(n)	11/02/17	21,000	20,998,416
FMC Technologies, Inc, 144A	1.514	%(n)	12/04/17	7,000	6,990,698
FMC Technologies, Inc, 144A	1.534	%(n)	12/05/17	18,000	17,975,360
Ford Motor Credit Co. LLC, 144A	2.049	%(n)	10/04/18	25,000	24,523,514
Glencore Funding LLC, 144A	1.503	%(n)	11/06/17	5,000	4,998,751
Glencore Funding LLC, 144A	1.523	%(n)	11/01/17	5,000	4,999,793
Glencore Funding LLC, 144A	1.545	%(n)	12/12/17	15,000	14,972,455
ING US Funding LLC, 1 Month LIBOR + 0.190%	1.428	%(c)	07/20/18	25,000	24,998,350
International Paper Co, 144A	1.440	%(n)	11/08/17	28,000	27,991,463
KCP&L Greater Missouri Operations Co, 144A	1.430	%(n)	11/01/17	3,500	3,499,868
Marriott International, Inc., 144A	1.523	%(n)	11/14/17	20,000	19,989,204
Marriott International, Inc., 144A	1.542	%(n)	11/27/17	15,000	14,984,261
Monsanto Co., 144A	1.492	%(n)	11/16/17	5,000	4,996,909
Omnicom Capital, Inc., 144A	1.482	%(n)	11/17/17	10,000	9,993,422
Omnicom Capital, Inc., 144A	1.482	%(n)	11/21/17	9,700	9,692,090
Ryder System, Inc.	1.472	%(n)	11/28/17	12,462	12,448,430
Southern Co Gas Capital Corp., 144A	1.451	%(n)	11/15/17	5,000	4,997,104
Southern Co Gas Capital Corp., 144A	1.461	%(n)	11/06/17	10,000	9,997,720
Spectra Energy Partners LP, 144A	1.492	%(n)	11/08/17	13,000	12,996,036
Spectra Energy Partners LP, 144A	1.503	%(n)	11/21/17	17,000	16,986,136
Spectra Energy Partners LP, 144A	1.503	%(n)	11/27/17	5,000	4,994,754
Suncor Energy, Inc., 144A	1.451	%(n)	12/01/17	13,000	12,984,305
Suncor Energy, Inc., 144A	1.461	%(n)	11/02/17	9,000	8,999,321
TransCanada American Investments Ltd., 144A	1.587	%(n)	12/01/17	3,000	2,996,378
TransCanada Pipelines Ltd., 144A	1.555	%(n)	12/14/17	20,000	19,965,216
Tyco International Holding S.A.R.L., 144A	1.450	%(n)	11/06/17	10,000	9,997,720
Vodafone Group PLC (United Kingdom), 144A	1.775	%(n)	09/04/18	25,000	24,593,611
VW Credit, Inc., 144A	1.545	%(n)	11/06/17	15,600	15,596,443
VW Credit, Inc., 144A	1.587	%(n)	12/08/17	5,000	4,992,543
VW Credit, Inc., 144A	1.597	%(n)	12/05/17	9,000	8,987,680
WEC Energy Group, Inc., 144A	1.471	%(n)	11/16/17	5,000	4,996,909
WEC Energy Group, Inc., 144A	1.482	%(n)	11/06/17	10,000	9,997,720
WEC Energy Group, Inc., 144A	1.492	%(n)	11/07/17	8,000	7,997,869
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.440%	1.678	%(c)	02/09/18	15,000	15,016,035
WPP Finance PLC, 144A	1.533	%(n)	11/07/17	12,000	11,996,803
WPP Finance PLC, 144A	1.544	%(n)	11/20/17	2,000	1,998,448
WPP Finance PLC, 144A	1.608	%(n)	11/09/17	15,480	15,474,679
WPP Finance PLC, 144A	1.638	%(n)	11/01/17	5,000	4,999,812

TOTAL COMMERCIAL PAPER (cost $619,005,254)					618,978,169

TIME DEPOSIT — 1.1%
DuPont Teijin Films U.S. LP (cost $35,000,000)	1.500%		11/27/17	35,000	35,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $877,212,111)					877,222,748

TOTAL INVESTMENTS — 101.2% (cost $3,133,272,027)	3,141,967,835
Liabilities in excess of other assets(z) — (1.2)%	(36,721,854)

NET ASSETS — 100.0%	$3,105,245,981

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,000,000. The aggregate value of $16,108,962 is 0.5% of net assets.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
30,000	12/14/17	1.054%(S)	3 Month LIBOR(1)(Q)	$218	$(57,424)	$(57,642)
10,000	01/26/18	0.935%(S)	3 Month LIBOR(1)(Q)	172	(11,532)	(11,704)
24,000	01/28/18	0.909%(S)	3 Month LIBOR(1)(Q)	204	(25,642)	(25,846)
38,000	05/16/18	4.531%(S)	3 Month LIBOR(1)(Q)	(690,092)	(1,298,351)	(608,259)
25,000	05/20/18	0.805%(S)	1 Month LIBOR(1)(M)	207	9,718	9,511
25,000	09/07/18	1.429%(S)	3 Month LIBOR(1)(Q)	—	34,488	34,488
10,000	01/08/19	1.344%(S)	3 Month LIBOR(1)(Q)	191	6,374	6,183
10,000	02/24/19	1.560%(S)	3 Month LIBOR(1)(Q)	173	16,169	15,996
24,000	04/05/19	1.585%(S)	3 Month LIBOR(1)(Q)	—	44,100	44,100
20,000	05/11/19	1.621%(S)	3 Month LIBOR(1)(Q)	—	(55,622)	(55,622)
70,000	08/21/19	1.591%(S)	3 Month LIBOR(1)(Q)	87,829	214,099	126,270
50,000	09/07/19	1.514%(S)	3 Month LIBOR(1)(Q)	—	245,416	245,416
50,000	09/13/19	1.546%(S)	3 Month LIBOR(1)(Q)	9,714	217,177	207,463
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	(3,658)	285,432	289,090
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	7,960	7,960
20,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	—	(21,770)	(21,770)
40,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	410,740	789,087	378,347
11,000	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	—	39,401	39,401
10,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	1,815	58,747	56,932

				$(182,487)	$497,827	$680,314

Cash of $2,884,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at October 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$101,701,096	$—
Credit Cards	—	252,709,030	—
Home Equity Loans	—	184,980,262	—
Residential Mortgage-Backed Securities	—	85,210,975	—
Student Loans	—	7,070,380	—
Certificates of Deposit	—	185,221,222	—
Commercial Mortgage-Backed Securities	—	432,995,217	—
Corporate Bonds	—	1,155,145,502	—
Affiliated Mutual Fund	82,955,982	—	—
Commercial Paper	—	618,978,169	—
Time Deposit	—	35,000,000	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	680,314	—

Total	$82,955,982	$3,059,692,167	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Core Ultra Short Bond Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 100.0%
CERTIFICATES OF DEPOSIT — 24.7%
Bank of America NA, 1 Month LIBOR + 0.110%	1.345	%(c)	02/01/18	114,000	$114,018,468
Bank of America NA, 1 Month LIBOR + 0.110%	1.348	%(c)	02/06/18	140,000	140,020,860
Bank of America NA, 1 Month LIBOR + 0.130%	1.362	%(c)	11/03/17	84,000	83,999,950
Bank of America NA, 1 Month LIBOR + 0.150%	1.388	%(c)	04/06/18	167,250	167,235,729
Bank of America NA, 1 Month LIBOR + 0.180%	1.417	%(c)	11/17/17	33,000	32,999,852
Bank of Montreal	1.130%		11/28/17	21,000	21,000,818
Bank of Montreal, 3 Month LIBOR + 0.260%	1.572	%(c)	02/08/18	125,000	125,116,125
Bank of Nova Scotia, 1 Month LIBOR + 0.180%	1.418	%(c)	06/19/18	70,000	69,995,870
Bank of Nova Scotia, 1 Month LIBOR + 0.210%	1.448	%(c)	07/19/18	115,000	114,999,080
Bank of Nova Scotia, 3 Month LIBOR + 0.380%	1.733	%(c)	07/17/18	22,000	22,003,067
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.210%		11/03/17	45,000	45,000,123
Bank of Tokyo-Mitsubishi UFJ Ltd., 1 Month LIBOR + 0.220%	1.459	%(c)	03/22/18	150,000	150,018,600
BNP Paribas SA, 1 Month LIBOR + 0.210%	1.449	%(c)	03/15/18	143,000	143,053,339
BNP Paribas SA, 1 Month LIBOR + 0.260%	1.499	%(c)	06/22/18	148,000	148,047,656
Branch Banking & Trust Co.	1.170%		11/06/17	228,000	228,000,497
Canadian Imperial Bank of Commerce, 1 Month LIBOR + 0.110%	1.349	%(c)	01/16/18	85,000	85,015,810
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.390%	1.749	%(c)	07/13/18	94,000	94,026,021
Chase Bank USA NA, 3 Month LIBOR + 0.300%	1.643	%(c)	01/05/18	117,000	117,084,006
Citibank NA	1.270%		11/06/17	170,000	170,003,080
Citibank NA	1.350%		01/11/18	67,500	67,505,806
Citibank NA	1.400%		12/19/17	173,000	173,034,237
Citibank NA	1.400%		02/20/18	215,000	214,992,236
Credit Industriel ET Commercial, 1 Month LIBOR + 0.170%	1.408	%(c)	01/05/18	117,000	117,034,749
Credit Suisse AG, 1 Month LIBOR + 0.210%	1.447	%(c)	05/08/18	120,000	119,996,640
DNB Bank ASA	1.220%		12/06/17	144,000	144,003,876
Mizuho Bank Ltd., 1 Month LIBOR + 0.180%	1.419	%(c)	12/22/17	176,000	176,049,104
Mizuho Bank Ltd., 1 Month LIBOR + 0.200%	1.435	%(c)	04/10/18	50,000	50,000,400
Natixis SA^	1.170%		11/07/17	135,000	134,999,947
Natixis SA	1.290%		12/05/17	5,000	5,000,489
Natixis SA, 3 Month LIBOR + 0.490%	1.801	%(c)	11/01/17	4,000	4,000,076
Norinchukin Bank	1.280%		11/01/17	143,000	143,000,299
Royal Bank of Canada, 1 Month LIBOR + 0.200%	1.439	%(c)	07/16/18	100,000	99,993,600
Royal Bank of Canada, 1 Month LIBOR + 0.350%	1.585	%(c)	03/07/18	47,000	47,042,488
Sumitomo Mitsui Banking Corp.	1.260%		12/15/17	90,000	89,998,812
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.140%	1.378	%(c)	01/12/18	62,000	62,008,556
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.180%	1.419	%(c)	01/16/18	107,000	107,023,005
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.200%	1.432	%(c)	01/25/18	155,000	155,038,440
Sumitomo Mitsui Trust Bank Ltd., 1 Month LIBOR + 0.180%	1.419	%(c)	12/22/17	176,000	176,037,840
Svenska Handelsbanken AB, 1 Month LIBOR + 0.110%	1.348	%(c)	01/19/18	61,000	61,010,675
Svenska Handelsbanken AB, 1 Month LIBOR + 0.120%	1.359	%(c)	12/15/17	41,000	41,007,421
Svenska Handelsbanken AB, 1 Month LIBOR + 0.120%	1.359	%(c)	01/23/18	190,000	190,038,000
Swedbank AB	1.160%		11/03/17	12,000	12,000,008
Toronto-Dominion Bank (The)	1.240%		11/27/17	209,000	209,003,850
Toronto-Dominion Bank (The)	1.300%		12/08/17	1,000	1,000,065
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.270%	1.581	%(c)	02/02/18	200,000	200,186,600
UBS AG, 3 Month LIBOR + 0.350%	1.662	%(c)	02/08/18	140,000	140,154,420
UBS AG, 1 Month LIBOR + 0.500%	1.735	%(c)	11/02/17	133,000	133,004,256
US Bank NA, 1 Month LIBOR + 0.080%	1.319	%(c)	03/20/18	147,000	146,997,501
Wells Fargo Bank NA, 1 Month LIBOR + 0.200%	1.438	%(c)	07/13/18	234,000	234,018,018
Wells Fargo Bank NA, 1 Month LIBOR + 0.220%	1.455	%(c)	10/05/18	33,000	32,998,812
Wells Fargo Bank NA	1.550%		01/18/18	14,243	14,250,989
Wells Fargo Bank NA, 3 Month LIBOR + 0.300%	1.611	%(c)	02/02/18	118,000	118,119,298
Wells Fargo Bank NA, 3 Month LIBOR + 0.330%	1.704	%(c)	02/27/18	10,000	10,012,470

TOTAL CERTIFICATES OF DEPOSIT (cost $5,701,224,455)					5,702,201,934

COMMERCIAL PAPER — 38.9%
Archer Daniels Midland Co., 144A	1.194	%(n)	11/16/17	50,000	49,974,644
Archer Daniels Midland Co., 144A	1.215	%(n)	11/27/17	50,000	49,956,950
Archer Daniels Midland Co., 144A	1.215	%(n)	11/28/17	50,000	49,955,317
Archer Daniels Midland Co., 144A	1.225	%(n)	11/13/17	50,000	49,979,453
Archer Daniels Midland Co., 144A	1.225	%(n)	11/14/17	56,000	55,975,195
Automatic Data Processing, Inc., 144A	1.122	%(n)	11/01/17	30,000	29,999,065
Automatic Data Processing, Inc., 144A	1.142	%(n)	11/02/17	25,000	24,998,439
BASF SE, 144A	1.308	%(n)	12/20/17	61,000	60,900,875
BNP Paribas SA	1.329	%(n)	12/05/17	147,000	146,831,072
Canadian Imperial Bank of Commerce, 144A, 1 Month LIBOR + 0.490%	1.725	%(c)	02/02/18	150,000	150,174,000
Cargill, Inc., 144A	1.163	%(n)	11/14/17	25,000	24,988,927
CDP Financial, Inc., 144A	1.277	%(n)	12/18/17	83,800	83,665,026
CDP Financial, Inc., 144A	1.298	%(n)	11/30/17	29,600	29,570,647
CDP Financial, Inc., 144A	1.455	%(n)	12/19/17	65,000	64,893,037
CDP Financial, Inc., 144A	1.486	%(n)	01/10/18	35,000	34,913,991
CDP Financial, Inc., 144A	1.487	%(n)	01/16/18	100,000	99,730,500
CDP Financial, Inc., 144A	1.559	%(n)	04/23/18	96,000	95,336,016
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.160%	1.399	%(c)	07/20/18	178,000	178,007,476
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.460%	1.695	%(c)	02/02/18	25,000	25,026,875
CPPIB Capital, Inc., 144A	1.173	%(n)	11/20/17	100,000	99,934,611
CPPIB Capital, Inc., 144A	1.177	%(n)	11/21/17	202,319	202,179,972
DNB Bank ASA, 144A, 1 Month LIBOR + 0.500%	1.738	%(c)	01/19/18	247,000	247,258,609
Eli Lilly & Co., 144A	1.153	%(n)	11/07/17	142,000	141,969,628
Federation Des Caisses Desjardins, 144A	1.308	%(n)	12/08/17	32,000	31,957,845
Federation Des Caisses Desjardins, 144A	1.308	%(n)	12/13/17	125,000	124,812,920
Federation Des Caisses Desjardins, 144A	1.308	%(n)	12/18/17	120,000	119,798,080
Federation Des Caisses Desjardins, 144A	1.319	%(n)	11/14/17	50,000	49,976,880
Federation Des Caisses Desjardins, 144A	1.329	%(n)	11/01/17	100,000	99,996,744
Federation Des Caisses Desjardins, 144A	1.360	%(n)	01/03/18	99,000	98,770,848
GE Capital Treasury LLC	1.236	%(n)	12/12/17	115,000	114,839,000
GE Capital Treasury LLC	1.236	%(n)	12/15/17	141,000	140,786,737
General Electric Co.	1.225	%(n)	12/01/17	167,000	166,832,755
General Electric Co.	1.225	%(n)	12/05/17	172,000	171,803,179
GlaxoSmithKline LLC, 144A	1.194	%(n)	11/08/17	67,000	66,982,267
GlaxoSmithKline LLC, 144A	1.214	%(n)	11/06/17	52,500	52,489,596
GlaxoSmithKline LLC, 144A	1.214	%(n)	11/20/17	100,000	99,932,944
GlaxoSmithKline LLC, 144A	1.224	%(n)	11/01/17	25,000	24,999,179
Hydro-Quebec, 144A	1.309	%(n)	12/29/17	35,000	34,934,092
Illinois Tool Works, Inc., 144A	1.142	%(n)	11/09/17	22,000	21,993,439
Illinois Tool Works, Inc., 144A	1.153	%(n)	11/06/17	90,000	89,982,165
Illinois Tool Works, Inc., 144A	1.163	%(n)	11/14/17	23,000	22,989,276
ING US Funding LLC	1.350	%(n)	12/01/17	26,000	25,971,992
ING US Funding LLC, 1 Month LIBOR + 0.150%	1.389	%(c)	11/15/17	140,000	140,012,600
International Business Machine Corp., 144A	1.236	%(n)	12/18/17	60,000	59,908,960
International Finance Corp.	1.070	%(n)	11/01/17	30,000	30,000,000
John Deere Capital Corp., 144A	1.173	%(n)	11/20/17	42,375	42,348,092
Johns Hopkins University	1.200%		12/05/17	10,000	9,999,900
JPMorgan Securities LLC	1.276	%(n)	11/08/17	152,000	151,958,758
JPMorgan Securities LLC, 1 Month LIBOR + 0.150%	1.386	%(c)	12/13/17	42,000	42,008,862
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.140%	1.450	%(c)	06/12/18	80,000	80,048,960
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.180%	1.545	%(c)	10/19/18	61,000	61,052,765
JPMorgan Securities LLC, 144A, 3 Month LIBOR + 0.180%^	1.558	%(c)	10/29/18	92,000	92,000,000
KFW, 144A	1.375	%(n)	01/23/18	82,000	81,742,465
National Australia Bank Ltd., 144A, 3 Month LIBOR + 0.280%	1.594	%(c)	11/16/17	5,000	5,000,930
Nestle Capital Corp., 144A	1.173	%(n)	11/06/17	12,800	12,797,598
Nestle Capital Corp., 144A	1.194	%(n)	12/01/17	84,000	83,916,744
Nestle Finance International Ltd.	1.158	%(n)	11/06/17	134,000	133,974,852
Nestle Finance International Ltd.	1.163	%(n)	11/07/17	75,000	74,983,564
Nissan Motor Acceptance Corp., 144A	1.214	%(n)	11/01/17	80,000	79,996,989

Nissan Motor Acceptance Corp., 144A	1.246	%(n)	12/14/17	100,000	99,826,078
Nissan Motor Acceptance Corp., 144A	1.277	%(n)	12/01/17	20,000	19,975,854
Nissan Motor Acceptance Corp., 144A	1.287	%(n)	12/04/17	10,000	9,986,712
Novartis Finance Corp., 144A	1.163	%(n)	11/13/17	78,560	78,528,567
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.120%	1.358	%(c)	01/05/18	54,000	54,011,124
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.120%	1.358	%(c)	01/05/18	43,000	43,008,858
Ontario Teachers’ Finance Trust, 144A	1.393	%(n)	01/30/18	30,000	29,897,473
Ontario Teachers’ Finance Trust, 144A	1.436	%(n)	11/28/17	56,000	55,945,686
Ontario Teachers’ Finance Trust, 144A	1.467	%(n)	03/08/18	31,000	30,843,264
Ontario Teachers’ Finance Trust, 144A	1.477	%(n)	02/08/18	40,000	39,847,778
Ontario Teachers’ Finance Trust, 144A	1.488	%(n)	03/23/18	25,000	24,856,504
Paccar Financial Corp.	1.225	%(n)	11/03/17	4,490	4,489,557
PepsiCo, Inc., 144A	1.143	%(n)	11/08/17	100,000	99,974,867
Philip Morris International, Inc., 144A	1.235	%(n)	11/10/17	50,000	49,983,694
Philip Morris International, Inc., 144A	1.245	%(n)	11/09/17	125,000	124,963,375
Philip Morris International, Inc., 144A	1.255	%(n)	11/06/17	100,000	99,980,517
Philip Morris International, Inc., 144A	1.255	%(n)	11/07/17	50,000	49,988,625
Province of Alberta, 144A	1.163	%(n)	11/10/17	50,000	49,984,666
Province of Alberta, 144A	1.163	%(n)	11/17/17	46,000	45,975,867
Province of Alberta, 144A	1.173	%(n)	11/15/17	50,000	49,976,875
Province of Alberta, 144A	1.173	%(n)	11/29/17	10,000	9,990,986
Province of Alberta, 144A	1.176	%(n)	11/27/17	70,000	69,941,305
Province of Quebec, 144A	1.236	%(n)	11/09/17	36,500	36,489,944
PSP Capital, Inc., 144A	1.173	%(n)	11/22/17	50,000	49,963,975
PSP Capital, Inc., 144A	1.205	%(n)	12/13/17	40,000	39,942,523
PSP Capital, Inc., 144A	1.205	%(n)	12/14/17	100,000	99,852,844
PSP Capital, Inc., 144A	1.215	%(n)	11/17/17	25,000	24,986,152
PSP Capital, Inc., 144A	1.225	%(n)	11/01/17	25,000	24,999,200
PSP Capital, Inc., 144A	1.225	%(n)	12/18/17	50,000	49,919,467
PSP Capital, Inc., 144A, 1 Month LIBOR + 0.100%	1.339	%(c)	01/19/18	150,000	150,033,900
Sanofi SA, 144A	1.246	%(n)	12/15/17	200,000	199,716,250
Sanofi SA, 144A	1.246	%(n)	12/18/17	128,000	127,805,782
Sanofi SA, 144A	1.246	%(n)	12/20/17	213,500	213,161,959
Siemens Capital Co. LLC, 144A	1.153	%(n)	11/02/17	95,000	94,994,226
Siemens Capital Co. LLC, 144A	1.163	%(n)	11/01/17	48,700	48,698,523
Siemens Capital Co. LLC, 144A	1.251	%(n)	12/21/17	110,000	109,822,194
Societe Generale SA, 144A	1.475	%(n)	01/31/18	248,000	247,117,147
Swedbank AB	1.308	%(n)	12/18/17	30,000	29,952,240
Toronto-Dominion Bank (The), 144A	1.193	%(n)	11/02/17	50,000	49,996,766
Total Capital Canada Ltd., 144A	1.173	%(n)	11/15/17	135,000	134,934,187
Total Capital Canada Ltd., 144A	1.184	%(n)	11/21/17	70,000	69,951,653
Toyota Credit Canada Inc.	1.497	%(n)	02/26/18	28,000	27,879,220
Toyota Finance Australia, 1 Month LIBOR + 0.170%	1.396	%(c)	03/12/18	66,000	66,027,192
Toyota Motor Credit Corp., 1 Month LIBOR + 0.130%	1.365	%(c)	02/01/18	114,000	114,025,764
Toyota Motor Credit Corp., 1 Month LIBOR + 0.130%	1.368	%(c)	01/30/18	50,000	50,011,050
Toyota Motor Credit Corp., 3 Month LIBOR + 0.100%	1.416	%(c)	06/01/18	105,000	105,036,750
Toyota Motor Credit Corp., 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	33,000	33,004,356
Toyota Motor Finance (Netherlands) B.V., 3 Month LIBOR + 0.100%	1.431	%(c)	06/25/18	50,000	50,006,600
University of Texas Permanent Univ. Fund	1.170%		11/17/17	15,000	15,000,000
University of Texas Permanent Univ. Fund	1.170%		11/20/17	13,500	13,499,865
University of Texas Permanent Univ. Fund	1.200%		12/05/17	12,000	11,999,880
University of Texas System Board of Regents Revenue Financing	1.170%		11/15/17	8,000	8,000,000
University of Texas System Board of Regents Revenue Financing	1.190%		11/15/17	10,480	10,480,000
University of Texas System Board of Regents Revenue Financing	1.210%		11/13/17	22,336	22,335,330
University of Texas System Board of Regents Revenue Financing	1.210%		12/12/17	15,000	14,999,850
Wal-Mart Stores, Inc., 144A	1.142	%(n)	11/06/17	183,000	182,966,176
Wal-Mart Stores, Inc., 144A	1.143	%(n)	11/13/17	299,000	298,879,288
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.410%	1.649	%(c)	02/15/18	98,000	98,097,510
Westpac Banking Corp., 144A, 1 Month LIBOR + 0.440%	1.678	%(c)	02/09/18	38,000	38,040,622

Westpac Banking Corp., 144A, 1 Month LIBOR + 0.500%	1.738	%(c)	01/12/18	87,000	87,084,912
Yale University	1.204	%(n)	11/01/17	15,000	14,999,545
Yale University	1.225	%(n)	12/05/17	17,000	16,981,406

TOTAL COMMERCIAL PAPER (cost $8,960,448,506)					8,961,494,782

CORPORATE BONDS — 1.9%
Auto Manufacturers — 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.080%, MTN	1.394	%(c)	05/17/18	113,000	113,047,799

Banks — 0.5%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), Sr. Unsec’d. Notes, 144A	1.700%		03/05/18	15,000	15,006,596
Sumitomo Mitsui Banking Corp., Gtd. Notes	1.500%		01/18/18	8,000	8,000,372
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	1.650%		01/22/18	40,000	40,013,600
Wells Fargo Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%, MTN	2.103	%(c)	01/22/18	60,455	60,543,879

					123,564,447

Beverages — 0.7%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.350	%(c)	10/15/18	172,000	171,994,183

Telecommunications — 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	1.630	%(c)	06/15/18	35,000	35,068,544

TOTAL CORPORATE BONDS (cost $443,648,598)					443,674,973

MUNICIPAL BOND — 0.1%
New York
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 11/01/17) (cost $25,000,000)	1.200	%(cc)	11/15/32	25,000	25,000,000

REPURCHASE AGREEMENTS(m) — 16.4%
Amherst Pierpont Securities LLC, 1.12%, dated 10/30/17 , due 11/06/17 in the amount of $140,030,489				140,000	140,000,000
1.12%, dated 10/31/17 , due 11/07/17 in the amount of $150,032,667				150,000	150,000,000
1.13%, dated 10/31/17 , due 11/01/17 in the amount of $250,007,847				250,000	250,000,000
BNP Paribas SA, 1.05%, dated 10/31/17 , due 11/01/17 in the amount of $250,007,292				250,000	250,000,000
1.06%, dated 10/31/17 , due 11/01/17 in the amount of $250,007,361				250,000	250,000,000
Cantor Fitzgerald, 1.08%, dated 10/31/17 , due 11/01/17 in the amount of $300,009,000				300,000	300,000,000
Credit Agricole Corporate & Investment Bank, 1.03%, dated 10/30/17 , due 11/06/17 in the amount of $270,054,075				270,000	270,000,000
1.04%, dated 10/25/17 , due 11/01/17 in the amount of $320,064,711				320,000	320,000,000
1.05%, dated 10/31/17 , due 11/01/17 in the amount of $200,005,833				200,000	200,000,000
Deutsche Bank Securities, 1.06%, dated 10/31/17 , due 11/01/17 in the amount of $400,011,778				400,000	400,000,000
Merrill Lynch, 1.06%, dated 10/31/17 , due 11/01/17 in the amount of $150,004,417				150,000	150,000,000
1.07%, dated 10/31/17 , due 11/01/17 in the amount of $265,007,876				265,000	265,000,000
TD Securities (USA) LLC, 1.04%, dated 10/31/17 , due 11/01/17 in the amount of $250,007,222				250,000	250,000,000
1.05%, dated 10/31/17 , due 11/01/17 in the amount of $30,671,895				30,671	30,671,000
1.06%, dated 10/31/17 , due 11/01/17 in the amount of $550,016,194				550,000	550,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,775,671,000)					3,775,671,000

TIME DEPOSITS — 5.9%
ABN AMRO Bank NV	1.200%		11/02/17	75,000	75,000,000
Australia & New Zealand Banking Group	1.350%		12/13/17	185,000	185,000,000
Australia & New Zealand Banking Group	1.350%		12/20/17	200,000	200,000,000
Australia & New Zealand Banking Group	1.400%		01/23/18	150,000	150,000,000
BNP Paribas SA	1.180%		11/03/17	50,000	50,000,000
Branch Banking & Trust Co.	1.030%		11/01/17	300,000	300,000,000
Northern Trust Co.	1.030%		11/01/17	401,841	401,841,000

TOTAL TIME DEPOSITS (cost $1,361,841,000)					1,361,841,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Bank, 3 Month LIBOR + (0.400)%	0.916	%(c)	11/21/17	100,000	99,989,665
Federal Home Loan Bank	1.051	%(n)	11/03/17	200,000	199,988,800
Federal Home Loan Bank	1.051	%(s)	12/08/17	25,000	24,973,275
Federal Home Loan Bank	1.058	%(n)	11/10/17	152,000	151,961,544
Federal Home Loan Bank	1.058	%(n)	11/22/17	133,000	132,921,663
Federal Home Loan Bank, 1 Month LIBOR + (0.175)%	1.063	%(c)	11/08/17	118,000	117,999,504
Federal Home Loan Bank	1.064	%(n)	11/17/17	355,000	354,840,605
Federal Home Loan Bank	1.065	%(s)	12/20/17	85,000	84,879,640
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.065	%(c)	01/02/18	56,000	55,997,847
Federal Home Loan Bank	1.069	%(n)	11/15/17	185,000	184,927,295
Federal Home Loan Bank	1.069	%(s)	12/06/17	40,000	39,959,560
Federal Home Loan Bank	1.071	%(s)	12/15/17	81,000	80,897,049
Federal Home Loan Bank, 1 Month LIBOR + (0.155)%	1.083	%(c)	01/08/18	165,000	164,995,390
Federal Home Loan Bank, 1 Month LIBOR + (0.155)%	1.083	%(c)	01/25/18	191,000	190,989,976
Federal Home Loan Bank, 3 Month LIBOR + (0.210)%	1.111	%(c)	12/18/17	248,000	248,000,608
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.153	%(c)	02/04/19	205,000	204,935,868
Federal Home Loan Bank, 3 Month LIBOR + (0.160)%	1.157	%(c)	02/26/18	5,000	5,000,159
Federal Home Loan Bank, 3 Month LIBOR + (0.160)%	1.157	%(c)	02/26/18	183,000	183,034,704
Federal Home Loan Mortgage Corp.	1.061	%(s)	12/18/17	34,000	33,953,828

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,560,296,112)					2,560,246,980

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills	1.125	%(s)	01/02/18	71,000	70,872,831
U.S. Treasury Bills	1.132	%(s)	01/25/18	163,000	162,580,502

TOTAL U.S. TREASURY OBLIGATIONS (cost $233,438,614)					233,453,333

TOTAL INVESTMENTS — 100.0% (cost $23,061,568,285)					23,063,584,002
Liabilities in excess of other assets — 0.0%					(11,100,137)

NET ASSETS — 100.0%					$23,052,483,865

See Glossary for abbreviations used in quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $226,999,947 and 0.9% of net assets.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 5.500%, maturity date 07/15/36), FHLMC (coupon rates 2.635%-7.500%, maturity dates 03/27/19-11/01/47), FICO (coupon rates 0.000%, maturity dates 02/08/18-03/07/19), FNMA (coupon rates 2.076%-7.500%, maturity dates 03/01/18-10/01/47), GNMA (coupon rates 2.500%-6.000%, maturity dates 09/15/20-09/20/67) and U.S. Treasury Securities (coupon rates 0.000%-3.875%, maturity dates 11/30/17-08/15/47), with the aggregate value, including accrued interest, of $3,851,266,640.
(n)	Rate quoted represents yield to maturity as of purchase date.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,567,201,987	$134,999,947
Commercial Paper	—	8,869,494,782	92,000,000
Corporate Bonds	—	443,674,973	—
Municipal Bond	—	25,000,000	—
Repurchase Agreements	—	3,775,671,000	—
Time Deposits	—	1,361,841,000	—
U.S. Government Agency Obligations	—	2,560,246,980	—
U.S. Treasury Obligations	—	233,453,333	—

Total	$—	$22,836,584,055	$226,999,947

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Prudential Institutional Money Market Fund and the Prudential Core Ultra Short Bond Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     December 15, 2017

By (Signature and Title)*	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     December 15, 2017

*	Print the name and title of each signing officer under his or her signature.